Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Column Small Cap Select Fund
Shareholder Report [Line Items]
Fund Name	Column Small Cap Select Fund
Class Name	Column Small Cap Select Fund
Trading Symbol	CFSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Column Small Cap Select Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Column Small Cap Select Fund	$32	0.60%
[1]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 1,731,416,250
Holdings Count | $ / shares	398
Advisory Fees Paid, Amount	$ 3,508,547
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,731,416,250
Number of Holdings	398
Net Advisory Fee	$3,508,547
Portfolio Turnover	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  February 28, 2026)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	3.8%
BKV Corp.	1.3%
Teradata Corp.	1.3%
Ultra Clean Holdings, Inc.	1.2%
National Vision Holdings, Inc.	1.1%
Viasat, Inc.	1.0%
Tri Pointe Homes, Inc.	0.9%
iShares Russell 2000 Value ETF	0.9%
PTC Therapeutics, Inc.	0.9%
Littelfuse, Inc.	0.9%
[2]
Updated Prospectus Web Address	https://columnfunds.com/literature
Column Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Column Small Cap Fund
Class Name	Column Small Cap Fund
Trading Symbol	CFSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Column Small Cap Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Column Small Cap Fund	$31	0.59%
[3]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 514,441,887
Holdings Count | $ / shares	982
Advisory Fees Paid, Amount	$ 975,054
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$514,441,887
Number of Holdings	982
Net Advisory Fee	$975,054
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  February 28, 2026)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	3.4%
ServisFirst Bancshares, Inc.	0.8%
Regal Rexnord Corp.	0.8%
Commercial Metals Co.	0.8%
Enerpac Tool Group Corp.	0.8%
iShares Russell 2000 Value ETF	0.7%
Toro Co.	0.7%
Element Solutions, Inc.	0.7%
Valmont Industries, Inc.	0.7%
AAON, Inc.	0.7%
[4]
Updated Prospectus Web Address	https://columnfunds.com/literature
Column Mid Cap Select Fund
Shareholder Report [Line Items]
Fund Name	Column Mid Cap Select Fund
Class Name	Column Mid Cap Select Fund
Trading Symbol	CFMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Column Mid Cap Select Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Column Mid Cap Select Fund	$26	0.50%
[5]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 3,009,857,889
Holdings Count | $ / shares	201
Advisory Fees Paid, Amount	$ 4,982,829
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$3,009,857,889
Number of Holdings	201
Net Advisory Fee	$4,982,829
Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  February 28, 2026)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	2.9%
Ross Stores, Inc.	2.2%
AMETEK, Inc.	2.1%
Teledyne Technologies, Inc.	1.8%
Keysight Technologies, Inc.	1.7%
Houlihan Lokey, Inc.	1.7%
Westinghouse Air Brake Technologies Corp.	1.7%
EMCOR Group, Inc.	1.6%
Monolithic Power Systems, Inc.	1.5%
Old Dominion Freight Line, Inc.	1.5%
[6]
Updated Prospectus Web Address	https://columnfunds.com/literature
Column Mid Cap Fund
Shareholder Report [Line Items]
Fund Name	Column Mid Cap Fund
Class Name	Column Mid Cap Fund
Trading Symbol	CFMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Column Mid Cap Fund (the “Fund”) for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Column Mid Cap Fund	$24	0.47%
[7]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 1,089,476,349
Holdings Count | $ / shares	674
Advisory Fees Paid, Amount	$ 1,666,550
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,089,476,349
Number of Holdings	674
Net Advisory Fee	$1,666,550
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  February 28, 2026)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	2.2%
Monolithic Power Systems, Inc.	1.4%
AMETEK, Inc.	1.4%
Ross Stores, Inc.	1.4%
Cencora, Inc.	1.1%
LPL Financial Holdings, Inc.	0.9%
Keysight Technologies, Inc.	0.9%
Houlihan Lokey, Inc.	0.9%
Vertiv Holdings Co. - Class A	0.9%
Westinghouse Air Brake Technologies Corp.	0.9%
[8]
Updated Prospectus Web Address	https://columnfunds.com/literature

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.

[3]
*	Annualized

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.

[5]
*	Annualized

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.

[7]
*	Annualized

[8]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.